Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	€ 8	€ 1
Increases	(2)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	7	8
Gross book value of intangible assets | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	65	65
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	65	65
Gross book value of intangible assets | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	667	658
Increases	2	9
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	669	667
Gross book value of intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	732	723
Increases	2	9
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	734	732
Accumulated depreciation of intangible assets | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(65)	(65)
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(65)	(65)
Accumulated depreciation of intangible assets | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(659)	(657)
Increases	(4)	(2)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(662)	(659)
Accumulated depreciation of intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(724)	(721)
Increases	(4)	(2)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	€ (727)	(724)
Netting
Reconciliation of changes in intangible assets other than goodwill [abstract]
Increases		€ 7